Remeasurement items affecting operating profit (Details) R in Millions	12 Months Ended
	Jun. 30, 2026 ZAR (R) MT / yr $ / R R / $	Jun. 30, 2025 ZAR (R) MT / yr R / $	Jun. 30, 2024 ZAR (R)	Jun. 30, 2018 ZAR (R)	Dec. 31, 2050 $ / T	Dec. 31, 2030	Jun. 30, 2023
Remeasurement items
Targeted reduction of greenhouse gas (GHG) emission by 2030	30.00%
Escalated tax rates for Scope 1 GHG emissions | $ / T					55
Increase (decrease) in basic tax free emission allowance for every five years						(3.00%)
Impairment loss (reversal of impairment loss)	R 16,808	R 20,658	R 74,886
Secunda liquid fuels refinery | Fuels
Remeasurement items
Targeted production volumes assumed by emission reduction roadmap in 2030 | MT / yr		7
Targeted production volumes assumed by emission reduction roadmap from 2035 | MT / yr	6.4	6.4
Increase (decrease) in price of Brent crude for impairment calculations	10.00%	10.00%
Increase (decrease) in recoverable amount of CGU due to change in the price of Brent crude	R 28,900	R 26,000
Increase (decrease) in exchange rate for impairment calculations | R / $	(1)	(1)
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R 18,000	R 17,200
Increase (decrease) in volumes for impairment calculations	1.00%	1.00%
Increase (decrease) in value in use of CGU due to change in volumes	R 1,500	R 1,285
Weighted average cost of capital for impairment calculations	11.50%	14.50%
Targeted reduction of greenhouse gas (GHG) emission by 2030							30.00%
Impairment loss (reversal of impairment loss)	R 7,692	R 11,831	7,803
Secunda liquid fuels refinery | Fuels | Minimum
Remeasurement items
Targeted production volumes assumed by emission reduction roadmap in 2030 | MT / yr	7
Sasolburg liquid fuels refinery | Fuels
Remeasurement items
Weighted average cost of capital for impairment calculations		14.50%
Impairment loss (reversal of impairment loss)		R 1,256	637
Production Sharing Agreement (PSA) | Gas
Remeasurement items
Increase (decrease) in exchange rate for impairment calculations | $ / R	0.10
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R 86
Increase (decrease) in estimated gas volumes		(3.00%)
Increase in WACC for impairment calculations	1.00%	1.00%
Increase (decrease) in value in use due to increase in WACC	R (540)	R (460)
Decrease in WACC for impairment calculations	(1.00%)	(1.00%)
Increase (decrease) in value in use due to decrease in WACC	R 590	R 499
Increase in volumes for impairment calculations	5.00%	5.00%
Increase (decrease) in value in use of CGU due to increase in volumes	R 909	R 1,142
Decrease in volumes for impairment calculations	(5.00%)	(5.00%)
Increase (decrease) in value in use of CGU due to decrease in volumes	R (909)	R (1,121)
Recoverable amount	13,200	15,600
Impairment loss (reversal of impairment loss)	3,822	3,142	(1,143)	R 1,100
Central Termica de Temane (CTT) | Gas
Remeasurement items
Impairment loss (reversal of impairment loss)	R 462
Exploration Block PT5-C | Gas
Remeasurement items
Impairment loss (reversal of impairment loss)		1,242
Sasolburg Chlor-Alkali and PVC | Chemicals Africa
Remeasurement items
Weighted average cost of capital for impairment calculations	11.50%
Impairment loss (reversal of impairment loss)	R 417	463	645
Sasolburg Wax | Chemicals Africa
Remeasurement items
Weighted average cost of capital for impairment calculations	11.50%
Impairment loss (reversal of impairment loss)	R 429	364	524
Polyethylene | Chemicals Africa
Remeasurement items
Increase (decrease) in exchange rate for impairment calculations | $ / R	0.10
Increase (decrease) in recoverable amount of CGU due to change in exchange rate	R 396
Increase in WACC for impairment calculations	1.00%
Increase (decrease) in value in use due to increase in WACC	R (492)
Decrease in volumes for impairment calculations	(5.00%)
Increase (decrease) in value in use of CGU due to decrease in volumes	R (179)
Decrease in selling prices for impairment calculations	(1.00%)
Increase (decrease) in value in use of CGU due to decrease in selling prices	R (694)
Weighted average cost of capital for impairment calculations	11.50%
Recoverable amount	R 3,900
Impairment loss (reversal of impairment loss)	R 3,742		4,110
Ethane value chain (Alc/Alu/EO/EG) | Chemicals America
Remeasurement items
Impairment loss (reversal of impairment loss)			58,942
Sasol Italy Care Chemicals (CC) | Chemicals Eurasia
Remeasurement items
Weighted average cost of capital for impairment calculations	8.10%
Impairment loss (reversal of impairment loss)	R 367	R 3,258	2,037
Sasol China Care Chemicals (CC) | Chemicals Eurasia
Remeasurement items
Number of years of projections of volume and earnings were met		2 years
Weighted average cost of capital for impairment calculations		9.90%
Recoverable amount		R 3,200
Impairment loss (reversal of impairment loss)		(1,168)
US phenolics | Chemicals America
Remeasurement items
Impairment loss (reversal of impairment loss)	(220)
Other (net)
Remeasurement items
Impairment loss (reversal of impairment loss)	R 97	R 270	R 1,331